Leases - Schedule of Future Minimum Payments on Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments on Operating Leases [Abstract]
2026	$ 384,617
2027	245,556
2028	171,792
2029	148,450
2030	197,933
Total lease payments	1,148,348
Less: present value discount	(94,404)
Total operating lease liabilities	1,053,944
Less current portion	346,953	$ 174,254
Long term portion	$ 706,441	$ 269,761